Inventories	12 Months Ended
Dec. 31, 2021
Inventories.
Inventories

5. Inventories

Inventories include the following:

	2020	2021
	EUR k	EUR k
Raw materials / semi-finished goods	13,790	56,159
Finished goods	741	—
Total	14,531	56,159

Raw materials and semi-finished goods were written down by EUR 180,048k (2020: EUR 787k) due primarily to CVnCoV inventory, following the withdrawal of the EMA application, which was recognized in research & development expense. Finished goods, relating to our collaboration agreements, were written down by EUR 5,784k (2020: none) due to obsolescence and were recognized in cost of sales.